Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,266,679	$ 784,001	$ 1,978,809
Accounts Receivable	47,098	38,152	4,226
Deferred income taxes	207,915	196,097	206,283
Other current assets	94,610	66,093	26,042
Total current assets	1,616,302	1,084,343	2,215,360
Property and equipment, net of accumulated depreciation	348,713	141,948	149,315
Intangibles, net of accumulated amortization		232	1,568
Deferred income taxes	34,476	14,536	2,214
Deposits	29,995	29,995	29,995
Total assets	2,029,486	1,271,054	2,398,452
Liabilities and Shareholder's Equity
Deferred revenue	320,388	351,059	335,425
Income taxes payable	45,024	42,590	458,631
Allowance for refunds and chargebacks	2,632	9,036	7,202
Accrued expenses and other	83,207	128,989	173,587
Total current liabilities	451,251	531,674	974,845
Shareholder's equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized
Common stock, $0.001 par value, 50,000,000 shares authorized	15,294	14,768	13,842
Additional paid in capital	1,899,681	1,111,175	276,924
(Accumulated deficit) Retained earnings	(336,740)	(386,563)	1,132,841
Total shareholder's equity	1,578,235	739,380	1,423,607
Total liabilities and shareholder's equity	$ 2,029,486	$ 1,271,054	$ 2,398,452